LEASE LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of lease liabilities and carrying amounts

	2026-06-30	2025-12-31
	$	$
Gross carrying amount
Opening balance	415,786	256,637
Additions	152,161	366,721
Lease payments	(140,729)	(257,623)
Lease interest	55,057	50,051
Effect of foreign exchange	15,594	—
Closing balance	497,870	415,786

Current	35,000	92,580
Non-current	462,869	323,206
	497,870	415,786